Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company grants all equity incentive awards based on the fair market value as of the date of grant. The exercise price for stock option grants and similar awards is determined by reference to the last quoted price per share on the Nasdaq Global Select Market at the close of business on the date of grant.
The Company generally grants annual equity awards to employees in mid-December and, in 2024, on the last business day of the month of hire for newly-hired employees. Starting in March 2025, the Company began granting inducement awards to newly-hired employees on the first business day following the end of the month of hire. The Company may also consider and approve interim or mid-year grants, from time to time based on business needs, and it may change its equity grant practices in the future. Additionally, eligible employees may enroll to purchase shares under the ESPP during six-month purchase intervals using payroll deductions accumulated during the applicable accumulation period. During 2024, the Company did not take material nonpublic information into account when determining the timing and terms of equity awards and did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. No stock options were granted to any Named Executive Officers in 2024 during any period beginning four business days before and ending one business day after the filing of a Form 10-Q or Form 10-K or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

Award Timing Method
The Company generally grants annual equity awards to employees in mid-December and, in 2024, on the last business day of the month of hire for newly-hired employees. Starting in March 2025, the Company began granting inducement awards to newly-hired employees on the first business day following the end of the month of hire. The Company may also consider and approve interim or mid-year grants, from time to time based on business needs, and it may change its equity grant practices in the future. Additionally, eligible employees may enroll to purchase shares under the ESPP during six-month purchase intervals using payroll deductions accumulated during the applicable accumulation period. During 2024, the Company did not take material nonpublic information into account when determining the timing and terms of equity awards and did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. No stock options were granted to any Named Executive Officers in 2024 during any period beginning four business days before and ending one business day after the filing of a Form 10-Q or Form 10-K or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The Company generally grants annual equity awards to employees in mid-December and, in 2024, on the last business day of the month of hire for newly-hired employees. Starting in March 2025, the Company began granting inducement awards to newly-hired employees on the first business day following the end of the month of hire. The Company may also consider and approve interim or mid-year grants, from time to time based on business needs, and it may change its equity grant practices in the future. Additionally, eligible employees may enroll to purchase shares under the ESPP during six-month purchase intervals using payroll deductions accumulated during the applicable accumulation period. During 2024, the Company did not take material nonpublic information into account when determining the timing and terms of equity awards and did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. No stock options were granted to any Named Executive Officers in 2024 during any period beginning four business days before and ending one business day after the filing of a Form 10-Q or Form 10-K or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

MNPI Disclosure Timed for Compensation Value	false